Related Party Transactions - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified			1 Months Ended			1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012 Class A [Member]	Jun. 30, 2013 Pool Managers [Member]	Dec. 31, 2012 Pool Managers [Member]	Jun. 30, 2012 Dropdown Predecessor [Member]	Jun. 26, 2012 Dropdown Predecessor [Member] Vessel	Jun. 15, 2012 Dropdown Predecessor [Member] Vessel	Jun. 30, 2012 Conventional oil tankers [Member] Tanker	Jun. 30, 2012 Product tankers [Member] Tanker	Jun. 30, 2013 Asset Management [Member]	Dec. 31, 2012 Asset Management [Member]
Related Party Transaction [Line Items]
Reimbursement of Manager's crewing and manning costs											$ 4,100,000	$ 4,900,000
Working capital advanced to Pool Managers	20,981,000	24,787,000		19,700,000	16,600,000
Number of Tankers							3	10	7	6
Aggregate purchase price						454,200,000
Business acquisition outstanding debt						428,100,000
Business acquisition, number of shares issued			4.5
Business acquisition, cash paid						$ 1,100,000